Share-based Compensation and Other Employment Benefit Plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) simulation shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs capitalized	$ 0	$ 0	$ 0
Unrecognized compensation cost	$ 73,900,000
Unrecognized compensation cost, period of recognition (years)	1 year 10 months 20 days
Stock option grants (in shares) | shares	0	0	0
Options outstanding, intrinsic value	$ 1,000,000.0
Options outstanding, weighted average remaining contractual term (years)	8 months 4 days
Options exercised, intrinsic value	$ 1,000,000.0	$ 4,800,000	$ 11,200,000
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of simulations | simulation	100,000
Non-option awards vested, total fair value	$ 15,400,000	$ 10,600,000	$ 7,400,000
Performance Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards subject to market condition	50.00%	50.00%	50.00%
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards vested, total fair value	$ 37,000,000.0	$ 22,700,000	$ 26,100,000
2021 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of authorized but unissued common stock reserved for future grants (in shares) | shares	5,800,000
Common stock, reserved for future issuance (in shares) | shares	1,700,000